ASHMORE FUNDS

Supplement Dated March 23, 2012 to the

Statutory Prospectus for Institutional Class Shares of

Ashmore Funds (the “Trust”)

Dated February 29, 2012

Disclosure Related to Ashmore Emerging Markets Sovereign Debt Fund

Within the Trust’s Prospectus for Institutional Class Shares, the section on page 31 entitled “Summary Information About the Funds—Ashmore Emerging Markets Sovereign Debt Fund—Fees and Expenses of the Fund” is hereby amended and restated in its entirety as follows:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	2.07%
Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses	2.97%
Fee Waiver and/or Expense Reimbursement(2)	(2.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%

(1)	Other Expenses have been restated to exclude non-recurring organization and offering expenses incurred during the fiscal year ended October 31, 2011.
(2)	Ashmore Investment Management Limited (the “Investment Manager”) has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund’s Institutional Class Shares exceed 0.92% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2013 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Disclosure Related to Ashmore Emerging Markets Total Return Fund

Within the Trust’s Prospectus for Institutional Class Shares, the section on page 37 entitled “Summary Information About the Funds—Ashmore Emerging Markets Total Return Fund—Fees and Expenses of the Fund” is hereby amended and restated in its entirety as follows:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.49%
Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses	1.49%
Fee Waiver and/or Expense Reimbursement(2)	(0.47)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%

(1)	Other Expenses have been restated to exclude non-recurring organization and offering expenses incurred during the fiscal year ended October 31, 2011.
(2)	Ashmore Investment Management Limited (the “Investment Manager”) has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund’s Institutional Class Shares exceed 1.02% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2013 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Central Index Key	dei_EntityCentralIndexKey	0001498498
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 23, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	af1498498_SupplementTextBlock

ASHMORE FUNDS

Supplement Dated March 23, 2012 to the

Statutory Prospectus for Institutional Class Shares of

Ashmore Funds (the “Trust”)

Dated February 29, 2012

Disclosure Related to Ashmore Emerging Markets Sovereign Debt Fund

Within the Trust’s Prospectus for Institutional Class Shares, the section on page 31 entitled “Summary Information About the Funds—Ashmore Emerging Markets Sovereign Debt Fund—Fees and Expenses of the Fund” is hereby amended and restated in its entirety as follows:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	2.07%
Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses	2.97%
Fee Waiver and/or Expense Reimbursement(2)	(2.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%

(1)	Other Expenses have been restated to exclude non-recurring organization and offering expenses incurred during the fiscal year ended October 31, 2011.
(2)	Ashmore Investment Management Limited (the “Investment Manager”) has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund’s Institutional Class Shares exceed 0.92% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2013 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Disclosure Related to Ashmore Emerging Markets Total Return Fund

Within the Trust’s Prospectus for Institutional Class Shares, the section on page 37 entitled “Summary Information About the Funds—Ashmore Emerging Markets Total Return Fund—Fees and Expenses of the Fund” is hereby amended and restated in its entirety as follows:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.49%
Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses	1.49%
Fee Waiver and/or Expense Reimbursement(2)	(0.47)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%

(1)	Other Expenses have been restated to exclude non-recurring organization and offering expenses incurred during the fiscal year ended October 31, 2011.
(2)	Ashmore Investment Management Limited (the “Investment Manager”) has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund’s Institutional Class Shares exceed 1.02% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2013 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Ashmore Emerging Markets Sovereign Debt Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af1498498_SupplementTextBlock

ASHMORE FUNDS

Supplement Dated March 23, 2012 to the

Statutory Prospectus for Institutional Class Shares of

Ashmore Funds (the “Trust”)

Dated February 29, 2012

Disclosure Related to Ashmore Emerging Markets Sovereign Debt Fund

Within the Trust’s Prospectus for Institutional Class Shares, the section on page 31 entitled “Summary Information About the Funds—Ashmore Emerging Markets Sovereign Debt Fund—Fees and Expenses of the Fund” is hereby amended and restated in its entirety as follows:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	2.07%
Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses	2.97%
Fee Waiver and/or Expense Reimbursement(2)	(2.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%

(1)	Other Expenses have been restated to exclude non-recurring organization and offering expenses incurred during the fiscal year ended October 31, 2011.
(2)	Ashmore Investment Management Limited (the “Investment Manager”) has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund’s Institutional Class Shares exceed 0.92% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2013 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	Other Expenses have been restated to exclude non-recurring organization and offering expenses incurred during the fiscal year ended October 31, 2011.
Ashmore Emerging Markets Sovereign Debt Fund | Institutional Class Shares | Institutional Class Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.07%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%
Ashmore Emerging Markets Total Return Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af1498498_SupplementTextBlock

ASHMORE FUNDS

Supplement Dated March 23, 2012 to the

Statutory Prospectus for Institutional Class Shares of

Ashmore Funds (the “Trust”)

Dated February 29, 2012

Disclosure Related to Ashmore Emerging Markets Total Return Fund

Within the Trust’s Prospectus for Institutional Class Shares, the section on page 37 entitled “Summary Information About the Funds—Ashmore Emerging Markets Total Return Fund—Fees and Expenses of the Fund” is hereby amended and restated in its entirety as follows:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.49%
Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses	1.49%
Fee Waiver and/or Expense Reimbursement(2)	(0.47)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%

(1)	Other Expenses have been restated to exclude non-recurring organization and offering expenses incurred during the fiscal year ended October 31, 2011.
(2)	Ashmore Investment Management Limited (the “Investment Manager”) has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund’s Institutional Class Shares exceed 1.02% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2013 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	Other Expenses have been restated to exclude non-recurring organization and offering expenses incurred during the fiscal year ended October 31, 2011.
Ashmore Emerging Markets Total Return Fund | Institutional Class Shares | Institutional Class Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%

[1]	Other Expenses have been restated to exclude non-recurring organization and offering expenses incurred during the fiscal year ended October 31, 2011.
[2]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Institutional Class Shares exceed 0.92% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2013 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.
[3]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Institutional Class Shares exceed 1.02% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2013 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.